Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Profit before income taxes
U.S.													$ 38	$ 49	$ (50)
Non-U.S.													553	455	379
Profit before income taxes	124	153	144	170	111	126	152	115	74	89	95	71	591	504	329
Current income tax provision (benefit)
U.S.													14	(14)	(43)
Non-U.S.													179	164	109
State (U.S.)													(2)	2	(1)
Current income tax provision (benefit)													191	152	65
Deferred income tax provision (benefit)
U.S.													(13)	(5)	(8)
Non-U.S.													(27)	(32)	(14)
State (U.S.)													(3)	(4)	(3)
Deferred income tax provision (benefit)													(43)	(41)	(25)
Total Provision for income taxes													$ 148	$ 111	$ 40